SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other borrowings	[1]	$ 489,850	$ 356,431
Borrowings, interest rate			3.60%
Ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Other borrowings		489,850	$ 356,431
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings		$ 77,152
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average effective interest rate		4.00%	4.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		3.60%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		8.00%

[1]	Included in other borrowings, a principal amount of USD489,850 (2025: USD356,431) was unsecured, interest bearing at 3.6% to 8.0% p.a. (2025: interest free or interest bearing at 3.6% p.a). USD77,152 were repayable between one to two years, all remaining balances were repayable within one year after the end of the reporting period.